SUMMARY OF CRITICAL ACCOUNTING POLICIES AND USE OF ESTIMATES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Actual results may differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying disclosures. Significant estimates include the fair value of derivative instruments, stock-based compensation, recognition of clinical trial costs and other accrued liabilities. Actual results may differ from those estimates.

Research and Development Expense, Policy [Policy Text Block]
Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for manufacturing, clinical trials, employee compensation and consulting costs and expenses.

We incurred research and development expenses of approximately $0.6 million and $0.9 million for the three months ended June 30, 2015 and 2014, respectively. We incurred research and development expenses of approximately $1.4 million and $2.0 million for the six months ended June 30, 2015 and 2014, respectively.

Research and Development

Research and development costs are charged to expense as incurred. Our research and development expenses consist primarily of expenditures for toxicology and other studies, manufacturing, clinical trials, compensation and consulting costs.

We incurred research and development expenses of $3.7 million in each of the years ended December 31, 2014 and 2013, respectively.

Earnings Per Share, Policy [Policy Text Block]
Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share. The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of June 30, 2015 and 2014, as they would be anti-dilutive:

	Six months ended June 30,
	2015	2014
Shares underlying options outstanding	8,926,695	8,462,895
Shares underlying warrants outstanding	18,549,724	20,510,987
Shares underlying convertible notes outstanding	274,713	265,894
	27,751,132	29,239,776

Loss per Share

Basic loss per share is calculated by dividing net loss and net loss attributable to common shareholders by the weighted average number of common shares outstanding for the period. Basic and diluted loss per share are the same, in that any potential common stock equivalents would have the effect of being anti-dilutive in the computation of net loss per share.

The following potentially dilutive securities have been excluded from the computations of weighted average shares outstanding as of December 31, 2014 and 2013, as they would be anti-dilutive:

	Year Ended December 31,
	2014	2013
Shares underlying options outstanding	8,685,095	6,050,623
Shares underlying warrants outstanding	19,897,928	10,216,597
Shares underlying convertible notes outstanding	270,339	261,519
	28,853,362	16,528,739

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments with maturities of three months or less when acquired. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Fair Value of Financial Instruments

Our short-term financial instruments, including cash, accounts payable and other liabilities, consist primarily of instruments with maturities of three months or less when acquired. We believe that the fair values of our current assets and current liabilities approximate their reported carrying amounts.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Valuation Hierarchy - GAAP establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2: Quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument.
Level 3: Unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value.

A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. As of June 30, 2015, the Company has no such assets or liabilities outstanding.

Fair Value Measurements

The U.S. GAAP Valuation Hierarchy establishes a valuation hierarchy for disclosure of the inputs to valuation used to measure fair value. This hierarchy prioritizes the inputs into three broad levels as follows. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.

The Company previously had recorded a warrant derivative liability for warrants with anti-dilution provisions, which all the respective warrants were either exercised or expired as of December 31, 2014 and 2013.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

We measure the cost of employee services received in exchange for equity awards based on the grant-date fair value of the awards. All awards under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the fair value of the consideration received or the fair value of the equity instruments issued, whichever is a more reliable measurement. Compensation expense for awards granted to non-employees is re-measured on each accounting period.

Determining the appropriate fair value of stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based compensation and the volatility of our stock price. We use the Black-Scholes option-pricing model to value our stock option awards which incorporates our stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

Stock-Based Compensation

We measure the cost of employee services received in exchange for equity awards based on the grant-date fair value of the awards. All awards under our stock-based compensation programs are accounted for at fair value and that cost is recognized over the period during which an employee is required to provide service in exchange for the award (the vesting period).

Compensation expense for options granted to non-employees is determined in accordance with the fair value of the consideration received or the fair value of the equity instruments issued, whichever is a more reliable measurement. Compensation expense for awards granted to non-employees is re-measured on each accounting period.

Determining the appropriate fair value of stock-based compensation requires the input of subjective assumptions, including the expected life of the stock-based compensation and the volatility of our stock price. We use the Black-Scholes option-pricing model to value our stock option awards which incorporates our stock price, volatility, U.S. risk-free interest rate, dividend rate, and estimated life.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In August 2014, the FASB issued Accounting Standards Update “ASU” 2014-15 on “Presentation of Financial Statements Going Concern (Subtopic 205-40) – Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. This update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. The amendments contained in this update are effective for public and nonpublic entities for annual periods ending after December 15, 2016. We are currently assessing the impact of the adoption of ASU 2014-15, and we have not yet determined the effect of the standard on our ongoing financial reporting.

In January 2015, the FASB issued ASU No. 2015-01, Income Statement - Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items, simplifying the income statement presentation. The guidance does not change the requirement to disclose items that are unusual in nature and occur infrequently. ASU No. 2015-01 is effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, although early adoption is permitted. Exclusive of a material transaction that would qualify for extraordinary item presentation in future periods, we do not expect the adoption of this standard to materially impact our financial statements.

In April 2015, the Financial Accounting Standard Board issued ASU No. 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The amendments in this ASU require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This guidance is effective for annual and interim reporting periods of public entities beginning after December 15, 2015, and early adoption is permitted. We do not expect the adoption of this standard to materially impact our consolidated financial statements.

There are various other recently issued updates, most of which represented technical corrections to the accounting literature or application to specific industries, and are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

In August 2014, the FASB issued Accounting Standards Update “ASU” 2014-15 on “Presentation of Financial Statements Going Concern (Subtopic 205-40) – Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern”. This Update provides guidance about management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern or to provide related footnote disclosures. The amendments require management to assess an entity’s ability to continue as a going concern by incorporating and expanding upon certain principles that are currently in U.S. auditing standards. The amendments in this Update are effective for public and nonpublic entities for annual periods ending after December 15, 2016. We are currently assessing the impact of the adoption of ASU 2014-15, and we have not yet determined the effect of the standard on our ongoing financial reporting.

In June 2014, the FASB issued ASU 2014-10 Development Stage Entities (Topic 915). ASU 2014-10 removes all incremental financial reporting requirements from U.S. GAAP for development stage entities. ASU 2014-10 should be applied retrospectively and is effective for fiscal years beginning after December 15, 2014. Early application is permitted for any annual reporting period or interim period for which the entity's financial statements have not yet been issued or made available for issuance. We have decided to adopt ASU 2014-10 early, accordingly all of the past disclosures and presentations for development stage accounting have been eliminated.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

For purposes of the statements of cash flows, we consider all highly liquid debt instruments purchased with a maturity date of three months or less to be cash equivalents. We maintain our cash in bank deposit accounts which, at times, may exceed applicable government mandate insurance limits. We have not experienced any losses in our accounts.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments and related items, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may exceed applicable government mandated insurance limits. Cash and cash equivalents were $2.3 million and $3.6 million at December 31, 2014 and 2013, respectively. As of December 31, 2014 and 2013, there was $1.9 million and $3.1 million in cash over the federally insured limit of $250,000.

We currently outsource all manufacturing of our clinical supplies to single source manufactures. We also have a single source supplier for the active ingredient in our prodrug compounds, including mipsagargin. A change in these suppliers could cause a delay in manufacturing and/or clinical trials, which would adversely affect our Company.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Intangible Assets

Intangible assets consist of licensed technology, patents, and patent applications (see Note 5). The assets associated with licensed technology are recorded at cost and are being amortized on the straight line basis over their estimated useful lives of twelve to seventeen years.

Property, Plant and Equipment, Policy [Policy Text Block]
Office Equipment

Office equipment is stated at cost less accumulated depreciation.  Depreciation is calculated on the straight line basis over the estimated useful lives of the assets of three to five years. Expenditures for repair and maintenance which do not materially extend the useful lives of property and equipment are charged to expense. When property or equipment is sold or otherwise disposed of, the cost and related accumulated depreciation are removed from the respective accounts with the resulting gain or loss reflected in operations. Management periodically reviews the carrying value of its office equipment for impairment.

Depreciation expense was approximately $7,000 and $6,000 for the years ended December 31, 2014 and 2013, respectively.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income and the reversal of deferred tax liabilities during the period in which the related temporary difference becomes deductible.

Reclassification, Policy [Policy Text Block]	Reclassifications Certain prior year balances have been reclassified to conform to current year presentation.